1
The Gabelli Global Mini Mites Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.0%
Aerospace and Defense  — 1.7%
8,500 Avio SpA .................................................. $ 86,006
1,000 CPI Aerostructures Inc.† ........................... 3,800
4,000 Innovative Solutions and Support Inc.† ..... 29,360
119,166
Agriculture  — 1.7%
3,000 Limoneira Co. ........................................... 49,980
50,000 S&W Seed Co.† ....................................... 72,250
122,230
Automotive: Parts and Accessories  — 3.2%
7,000 Garrett Motion Inc.† ................................. 53,620
1,000 Motorcar Parts of America Inc.† ............... 7,440
700 Smart Eye AB† ......................................... 3,301
5,600 Strattec Security Corp.† ............................ 127,400
1,000 Uni-Select Inc.† ........................................ 34,480
226,241
Broadcasting  — 3.1%
18,000 Beasley Broadcast Group Inc., Cl. A† ........ 14,823
57,000 Corus Entertainment Inc., Cl. B ................. 72,542
2,500 Cumulus Media Inc., Cl. A† ....................... 9,225
15,500 Townsquare Media Inc., Cl. A .................... 124,000
220,590
Building and Construction  — 3.8%
60,000 Armstrong Flooring Inc.† .......................... 336
15,000 Gencor Industries Inc.† ............................ 230,550
1,925 Neinor Homes SA ..................................... 18,914
200 The Monarch Cement Co. ......................... 22,590
272,390
Business Services  — 3.2%
8,000 AssetCo plc .............................................. 5,675
20,000 B Intressenter AB† ................................... 385
200 Boston Omaha Corp., Cl. A† ..................... 4,734
15,000 Diebold Nixdorf Inc.† ................................ 18,000
5,400 Du-Art Film Laboratories Inc.†(a) .............. 51,624
600 Du-Art Film Laboratories Inc.†(a) .............. 5,736
4,000 Ework Group AB ....................................... 64,592
10,000 Marin Software Inc.† ................................ 9,105
5,000 MIND Technology Inc.† ............................ 2,566
1,500 Team Inc.† ............................................... 8,220
80,002 Trans-Lux Corp.† ...................................... 40,801
200 TravelCenters of America Inc.† .................. 17,300
228,738
Computer Software and Services  — 2.1%
10,000 Alithya Group Inc., Cl. A† .......................... 19,900
1,200 Asetek A/S† ............................................. 634
11,500 Daktronics Inc.† ....................................... 65,205
6,000 NextNav Inc.† ........................................... 12,180
500 Otonomo Technologies Ltd.† .................... 238
70,000 Pacific Online Ltd. .................................... 7,045
Shares
Market
Value
40,000 Steel Connect Inc.† .................................. $ 45,600
150,802
Consumer Products  — 8.2%
8,800 American Outdoor Brands Inc.† ................ 86,592
13,000 Aspen Group Inc.† ................................... 677
1,400 CompX International Inc. .......................... 25,312
18,000 Glatfelter Corp. ......................................... 57,420
430,000 Goodbaby International Holdings Ltd.† ..... 33,414
3,724 HG Holdings Inc.† .................................... 26,813
7,000 Lifecore Biomedical Inc.† ......................... 26,425
2,000 Lifetime Brands Inc. ................................. 11,760
2,800 Marine Products Corp. .............................. 36,932
3,700 Nobility Homes Inc. .................................. 100,825
4,200 Oil-Dri Corp. of America ............................ 174,762
71,000 Playmates Holdings Ltd. ........................... 5,517
586,449
Consumer Services  — 0.3%
24,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 20,616
Diversified Industrial  — 22.5%
98,574 Ampco-Pittsburgh Corp.† ......................... 241,506
10,400 Ascent Industries Co.† .............................. 95,056
25,700 Commercial Vehicle Group Inc.† ............... 187,610
1,500 Core Molding Technologies Inc.† .............. 26,985
31,000 Fluence Corp. Ltd.† .................................. 3,937
13,500 Graham Corp.† ......................................... 176,580
28,000 INNOVATE Corp.† ..................................... 83,160
46,000 Intevac Inc.† ............................................ 337,180
6,000 Myers Industries Inc. ................................ 128,580
12,000 Park-Ohio Holdings Corp. ......................... 144,960
1,513 Servotronics Inc.† .................................... 16,038
18,300 Tredegar Corp. ......................................... 167,079
1,608,671
Electronics  — 0.8%
1,500 Bel Fuse Inc., Cl. B ................................... 56,370
Energy and Utilities  — 2.1%
9,400 Capstone Green Energy Corp.† ................. 12,502
600 Consolidated Water Co. Ltd. ...................... 9,858
4,500 Dril-Quip Inc.† .......................................... 129,105
151,465
Entertainment  — 2.3%
2,000 Engine Gaming and Media Inc.† ................ 2,693
2,500 Entravision Communications Corp., Cl. A .. 15,125
2,000 GAN Ltd.† ................................................ 2,580
4,000 Inspired Entertainment Inc.† ..................... 51,160
12,000 Reading International Inc., Cl. A† .............. 39,000
4,400 Reservoir Media Inc.† ............................... 28,688
100,000 Sportech plc ............................................. 23,562
162,808

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies  — 4.7%
120,000 Applied Optoelectronics Inc.† ................... $ 265,200
3,700 The Eastern Co. ........................................ 72,076
337,276
Financial Services  — 4.5%
60,000 GAM Holding AG† .................................... 36,461
4,800 Steel Partners Holdings LP† ..................... 210,669
12,414 Trean Insurance Group Inc.† ..................... 75,974
323,104
Food and Beverage  — 4.8%
2,800 Corby Spirit and Wine Ltd., Cl. A ............... 32,009
39,000 Farmer Brothers Co.† ............................... 150,540
500 Hotel Chocolat Group plc† ........................ 1,144
900 Lifeway Foods Inc.† .................................. 5,436
2,000 Nathan's Famous Inc. ............................... 151,200
340,329
Health Care  — 3.5%
26,000 Accuray Inc.† ........................................... 77,220
40,000 Achaogen Inc.†(a) .................................... 0
20,000 Clovis Oncology Inc.† ............................... 2,176
500 Cutera Inc.† ............................................. 11,810
200 Daxor Corp.† ............................................ 2,194
1,500 Electromed Inc.† ...................................... 15,600
43,700 IRRAS AB† .............................................. 1,301
9,500 Neuronetics Inc.† ..................................... 27,645
4,000 Oncimmune Holdings plc† ........................ 1,853
1,600 Option Care Health Inc.† ........................... 50,832
22,000 Paratek Pharmaceuticals Inc.† .................. 55,880
1,300 Tristel plc ................................................. 5,252
251,763
Hotels and Gaming  — 3.4%
3,800 Canterbury Park Holding Corp. ................. 93,043
6,000 Full House Resorts Inc.† ........................... 43,380
7,000 Genius Sports Ltd.† .................................. 34,860
4,500 The Marcus Corp. ..................................... 72,000
243,283
Machinery  — 11.5%
6,000 CFT SpA†(a) ............................................. 29,932
6,700 CIRCOR International Inc.† ....................... 208,504
26,000 L.B. Foster Co., Cl. A† ............................... 298,480
12,500 The L.S. Starrett Co., Cl. A† ...................... 140,250
15,043 Twin Disc Inc.† ......................................... 144,714
821,880
Metals and Mining  — 1.4%
40,000 Sierra Metals Inc.† ................................... 11,760
50,000 Western Copper & Gold Corp.† ................. 91,500
103,260
Shares
Market
Value
Real Estate  — 1.1%
62,000 Corem Property Group AB, Cl. B ............... $ 43,219
2,500 Gyrodyne LLC† ........................................ 21,375
27,000 Trinity Place Holdings Inc.† ...................... 12,960
77,554
Retail  — 2.9%
2,500 Bassett Furniture Industries Inc. ............... 44,500
6,700 Village Super Market Inc., Cl. A ................. 153,296
8,000 Vroom Inc.† ............................................. 7,190
204,986
Specialty Chemicals  — 3.0%
6,700 American Vanguard Corp. ......................... 146,596
9,000 Treatt plc .................................................. 64,616
211,212
Telecommunications  — 0.1%
700 Bittium Oyj ............................................... 3,318
Wireless Telecommunications Services  — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 8,007
TOTAL COMMON STOCKS .................. 6,852,508
CONVERTIBLE PREFERRED STOCKS  — 0.6%
Automotive: Parts and Accessories  — 0.6%
5,200 Garrett Motion Inc., Ser. A,
11.000% .............................................. 46,228
RIGHTS  — 0.0%
Health Care  — 0.0%
16,000 Epizyme Inc., CVR† .................................. 320
WARRANTS  — 0.4%
Business Services  — 0.0%
4 Internap Corp., expire 05/08/24†(a) .......... 2,608
Diversified Industrial  — 0.4%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† 24,196
Energy and Utilities  — 0.0%
693 Weatherford International plc, expire
12/13/23† ............................................. 336
TOTAL WARRANTS .......................... 27,140
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.0%
$ 215,000 U.S. Treasury Bills,
4.593% to 4.689%††,
04/20/23 to 05/11/23 ............................ 214,261
TOTAL INVESTMENTS — 100.0%
(Cost $7,731,919) ................................. $ 7,140,457

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 91.9% $ 6,559,512
Europe .............................. 7.4 525,110
Asia/Pacific ......................... 0.6 45,977
Latin America ....................... 0.1 9,858
100.0% $ 7,140,457